Restricted Cash	12 Months Ended
Dec. 31, 2013
Restricted Cash
Restricted Cash

3. Restricted Cash

        Restricted cash accounts were as follows as at December 31 (in thousands):

	2013	2012
Retention accounts	$2,841	$2,821
Restricted deposits	11,876	430

Total	$14,717	$3,251

        The Company was required to maintain cash of $2.8 million as of December 31, 2013 and 2012, respectively, in retention bank accounts as collateral for the upcoming scheduled debt payments of its KEXIM and KEXIM-ABN Amro credit facilities.

        On March 27, 2013, the Company has entered into an agreement with the lenders under the HSH Nordbank AG-Aegean Baltic Bank-Piraeus Bank credit facility. The agreement provided the Company the option to sell, for cash, up to 9 mortgaged vessels (the Henry, the Pride, the Independence, the Honour, the Elbe, the Hope, the Lotus, the Kalamata and the Komodo) with the sale proceeds less sale commissions from such vessels' sales to be deposited in a restricted cash account and used to finance the acquisition of new containership vessels no later than December 31, 2013. Any funds remaining in this restricted cash account after that date will be applied towards prepayment of the respective credit facility. As of December 31, 2013, the Company concluded the sales of all vessels under the agreement. Furthermore, the Company has acquired a 2,524 TEU containership, the Amalia C, built in 1998 for a contract price of $6.6 million, a 2,602 TEU containership, the Niledutch Zebra, built in 2001 for a contract price of $10.1 million, a 2,524 TEU containership, the Danae C, built in 2001 for a contract price of $11.9 million and a 3,430 TEU containership, the Dimitris C, built in 2001 for a contract price of $14.9 million. As of December 31, 2013, an amount of $11.4 million was recorded as current restricted cash, which will be applied towards prepayment of the respective credit facility within 2014.

        Furthermore, the Company recorded current restricted cash of $0.4 million as cash collateral for one of its outstanding swaps as of December 31, 2013 (which swap expires within 2014) and was classified as non-current restricted cash as of December 31, 2012.